Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Instrument [Line Items]
Long-term debt	¥ 241,459	¥ 255,947
Less: Current portion	(70,437)	(75,428)
Total long-term debt	171,022	180,519
Unsecured Corporate Bonds
Debt Instrument [Line Items]
Long-term debt	240,000	240,000
Unsecured Indebtedness to Financial Institutions
Debt Instrument [Line Items]
Long-term debt	1,016	15,797
Unsecured Indebtedness to Financial Institutions | Euro Denominated Borrowing
Debt Instrument [Line Items]
Long-term debt	¥ 443	¥ 150